Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS

7 - GOODWILL AND INTANGIBLE ASSETS

Goodwill

The following is a summary of activity in goodwill for the nine months ended September 30, 2025 and 2024:

September 30, 2025
Balance at December 31, 2024	$4,779,625
Foreign exchange transactions	394,615
Balance at September 30, 2025	5,174,240

September 30, 2024
Balance at December 31, 2023	$4,797,078
Foreign exchange transactions	279,713
Balance at September 30, 2024	5,076,791

Intangible Assets

Intangible assets consist of the following:

	As of September 30, 2025
	Amortization Period	Costs as of December 31, 2024	Additions	Disposals	Ending Costs	Accumulated Amortization	Accumulated Impairment	Net Book Value
Patents	15 years	$7,551,468	$218,718	$-	$7,770,186	$(6,823,892)	$-	$946,295
Proprietary technology	10 years	-	6,904,306	-	6,904,306	(256,185)	-	6,648,120
Intangible assets, net		$7,551,468	$7,123,024	$-	$14,674,492	$(7,080,077)	$-	$7,594,415

	As of December 31, 2024
	Amortization	Costs as of January 1,			Ending	Accumulated	Accumulated	Net Book
	Period	2024	Additions	Disposals	Costs	Amortization	Impairment	Value
Patents	15 years	$7,332,227	$219,241	$-	$7,506,485	$(6,765,407)	$-	$786,061
IPR&D	5 years	5,015,694	-	-	5,015,694	(3,554,784)	(1,460,910)	-
Intangible assets, net		$12,347,921	$219,241	$-	$12,552,179	$(10,320,191)	$(1,460,910)	$786,061

Intangible assets primarily consist of proprietary technology, patents, patent applications, and in-process research and development (“IPR&D”) and other identifiable intangible assets. Intangible assets are generally amortized on a straight-line basis over the periods of benefit. The Company’s patents have estimated remaining economic useful lives ranging from 5-15 years and the proprietary technology acquired from Crowdkeep Inc. has an estimated remaining useful life of 10 years. Management reviews intangible assets for impairment when events and circumstances warrant. During the nine months ended September 30, 2025 and 2024, there were no events that necessitated additional impairment of intangible assets.

Intangible asset amortization expense for the three months ended September 30, 2025 and 2024, totaled $187,400 and $11,000, respectively. Intangible asset amortization expense for the nine months ended September 30, 2025 and 2024, totaled $314,671 and $39,000, respectively.

Future estimated amortization expense for the Company’s intangible assets is approximately as follows:

Future estimated amortization as of September 30, 2025
Remainder of 2025	$187,619
2026	742,124
2027	742,124
2028	743,941
2029	742,124
Thereafter	4,436,483
$7,594,415

6 - GOODWILL AND INTANGIBLE ASSETS

Goodwill

The following is a summary of activity in goodwill:

December 31, 2024
Balance at December 31, 2022	$4,576,572
Foreign exchange transaction	220,506
Balance at December 31, 2023	4,797,078
Foreign exchange transactions	(17,453)
Balance at December 31, 2024	$4,779,625

Intangibles

Intangible assets consist of the following:

	As of December 31, 2024
	Amortization Period	Costs as of January 1, 2024	Additions	Disposals	Ending Costs	Accumulated Amortization	Accumulated Impairment	Net Book Value
Patents	5-15 years	$7,332,227	$219,241	$-	$7,506,485	$(6,765,407)	$-	$786,061
IPR&D	5 years	5,015,694	-	-	5,015,694	(3,554,784)	(1,460,910)	-
Other intellectual assets	5 years	969,278	-	-	969,278	(969,278)	-	-
Intangible assets, net		$13,317,199	$219,241	$-	$13,536,440	$(11,289,469)	$(1,460,910)	$786,061
	As of December 31, 2023
	Amortization	Costs as of January 1,			Ending	Accumulated	Accumulated	Net Book
	Period	2023	Additions	Disposals	Costs	Amortization	Impairment	Value
Patents	5-15 years	$7,220,776	$111,451	$-	$7,332,227	$(6,703,750)	$-	$628,477
IPR&D	5 years	5,015,694	-	-	5,015,694	(3,554,784)	(1,460,910)	-
Other intellectual assets	5 years	969,278	-	-	969,278	(969,278)	-	-
Intangible assets, net		$13,205,748	$111,451	$-	$13,317,199	$(11,227,812)	$(1,460,910)	$628,477

Intangible assets primarily consist of patents, patent applications, and in-process research and development (“IPR&D”) and other identifiable intangible assets. Intangible assets are generally amortized on a straight-line basis over the periods of benefit. The Company’s patents have estimated remaining economic useful lives ranging from 5-15 years. Management reviews intangible assets for impairment when events and circumstances warrant. December 31, 2024 and 2023, no events have occurred that required additional impairment of intangible assets.

Intangible asset amortization expense, for the years ended December 31, 2024 and 2023 totaled approximately $62,000 and $534,000, respectively.

Future estimated amortization expense for the Company’s intangible assets is approximately as follows:

Future estimated amortization as of December 31, 2024
2025	55,444
2026	55,444
2027	55,444
2028	55,444
2029	55,444
Thereafter	508,841
$786,061